Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 213,185	$ 217,946
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	63,158	46,456
EMEA [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	146,208	162,576
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 3,819	$ 8,914